QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2019
QUARTERLY FINANCIAL DATA (UNAUDITED)

20. QUARTERLY FINANCIAL DATA (UNAUDITED)

	First	Second	Third	Fourth
(millions, except per share)	Quarter	Quarter	Quarter	Quarter	Year
2019
Net sales	$2,924.7	$3,169.1	$3,224.0	$3,244.2	$12,562.0
Operating expenses
Cost of sales (a)	1,675.5	1,780.3	1,780.9	1,809.1	7,045.8
Selling, general and administrative expenses	896.1	900.0	869.2	885.5	3,550.8
Special (gains) and charges	39.5	24.4	24.9	31.4	120.2
Operating income	313.6	464.4	549.0	518.2	1,845.2
Other (income) expense (a)	(21.2)	(20.9)	(20.8)	(14.1)	(77.0)
Interest expense, net (a)	49.3	49.2	46.1	46.1	190.7
Income before income taxes	285.5	436.1	523.7	486.2	1,731.5
Provision for income taxes	29.9	88.8	83.4	86.5	288.6
Net income from continuing operations, including noncontrolling interest	255.6	347.3	440.3	399.7	1,442.9
Net income from continuing operations attributable to noncontrolling interest	4.0	3.9	4.4	5.0	17.3
Net income from continuing operations attributable to Ecolab	251.6	343.4	435.9	394.7	1,425.6
Net income from discontinued operations, net of tax (b)	44.9	25.2	28.3	34.9	133.3
Net income attributable to Ecolab	$296.5	$368.6	$464.2	$429.6	$1,558.9

Earnings attributable to Ecolab per common share
Basic
Continuing operations	$ 0.87	$ 1.19	$ 1.51	$ 1.37	$ 4.95
Discontinued operations	$ 0.16	$ 0.09	$ 0.10	$ 0.12	$ 0.46
Earnings attributable to Ecolab	$ 1.03	$ 1.28	$ 1.61	$ 1.49	$ 5.41
Diluted
Continuing operations	$ 0.86	$ 1.18	$ 1.49	$ 1.35	$ 4.87
Discontinued operations	$ 0.15	$ 0.09	$ 0.10	$ 0.12	$ 0.46
Earnings attributable to Ecolab	$ 1.01	$ 1.26	$ 1.59	$ 1.47	$ 5.33
Weighted-average common shares outstanding
Basic	288.2	287.6	288.1	288.3	288.1
Diluted	292.3	292.1	292.8	292.6	292.5

2018
Net sales	$2,865.3	$3,086.5	$3,126.5	$3,143.8	$12,222.1
Operating expenses
Cost of sales (a)	1,639.3	1,722.5	1,743.3	1,770.2	6,875.3
Selling, general and administrative expenses	896.7	911.4	855.9	841.8	3,505.8
Special (gains) and charges	26.2	8.0	66.2	12.3	112.7
Operating income	303.1	444.6	461.1	519.5	1,728.3
Other (income) expense	(19.4)	(19.5)	(21.2)	(19.8)	(79.9)
Interest expense, net (a)	56.0	56.2	55.1	53.8	221.1
Income before income taxes	266.5	407.9	427.2	485.5	1,587.1
Provision for income taxes	58.2	80.5	95.4	87.1	321.2
Net income from continuing operations, including noncontrolling interest	208.3	327.4	331.8	398.4	1,265.9
Net income from continuing operations attributable to noncontrolling interest	2.8	3.7	3.6	5.5	15.6
Net income from continuing operations attributable to Ecolab	205.5	323.7	328.2	392.9	1,250.3
Net income from discontinued operations, net of tax (b)	41.8	27.6	107.2	2.2	178.8
Net income attributable to Ecolab	$247.3	$351.3	$435.4	$395.1	$1,429.1

Earnings attributable to Ecolab per common share
Basic
Continuing operations	$ 0.71	$ 1.12	$ 1.14	$ 1.36	$ 4.33
Discontinued operations	$ 0.14	$ 0.10	$ 0.37	$ 0.01	$ 0.62
Earnings attributable to Ecolab	$ 0.86	$ 1.22	$ 1.51	$ 1.37	$ 4.95
Diluted
Continuing operations	$ 0.70	$ 1.10	$ 1.12	$ 1.34	$ 4.27
Discontinued operations	$ 0.14	$ 0.09	$ 0.37	$ 0.01	$ 0.61
Earnings attributable to Ecolab	$ 0.84	$ 1.20	$ 1.48	$ 1.35	$ 4.88
Weighted-average common shares outstanding
Basic	288.6	288.8	288.8	288.0	288.6
Diluted	292.7	293.3	293.4	292.2	292.8

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding. Gross profit is calculated as net sales minus cost of sales. The Company has conformed the first quarter of 2019 with current accounting policies. There was no impact to net sales or operating income.

(a)	Cost of sales includes special charges of $3.6, $7.9, $11.3 and $15.7 in Q1, Q2, Q3 and Q4 of 2019, respectively and $(0.1), $3.6, and $5.8 in Q2, Q3 and Q4 of 2018, respectively. Other (income) expense includes special charges of $9.5 in Q4 of 2019. Net interest expense includes special charges of $0.2 in Q1 of 2019 and $0.3 in Q4 of 2018.
(b)	Net income from discontinued operations, net of tax includes noncontrolling interest of $(0.1), $(0.3), $0.7 and $(0.3) in Q1, Q2, Q3 and Q4 of 2019, respectively and $(1.9), $(1.4), $(0.7) and $(0.4) in Q1, Q2, Q3 and Q4 of 2018, respectively.